Operating Assets and Liabilities - Other Investments (Details) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 EUR (€)
Collaboration Agreements
Other investments	kr 371		kr 1,081
Percentage of ownership interest	35.00%
Proceeds from sale of shares	kr 438
CureVac
Collaboration Agreements
Other investments	318		1,067	€ 20
Fair value of investment	318		1,067
Bolt
Collaboration Agreements
Other investments	26	$ 15
Other [Member]
Collaboration Agreements
Other investments	kr 27		kr 14